CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 274,442	$ 179,447
Short-term investments	9,488	6,570
Restricted cash	36,877	35,441
Trade receivables	77,044	75,899
Inventories:
Ore stockpiles	66,390	28,155
Concentrates and dore bars	67,656	57,528
Supplies	227,095	182,389
Income taxes recoverable		371
Available-for-sale securities (note 7)	92,150	145,411
Fair value of derivative financial instruments (note 9)	3,613
Other current assets	99,227	110,369
Total current assets	953,982	821,580
Other assets	49,458	88,048
Goodwill	229,279	229,279
Property, plant and mine development	3,985,906	3,895,355
TOTAL ASSETS	5,218,625	5,034,262
Current
Accounts payable and accrued liabilities	232,673	203,547
Environmental remediation liability (note 12)	9,275	26,069
Interest payable	20,982	9,356
Income taxes payable	20,806
Capital lease obligations	12,225	11,068
Fair value of derivative financial instruments (note 9)		4,404
Total current liabilities	295,961	254,444
Long-term debt (note 8)	800,000	920,095
Reclamation provision and other liabilities	145,485	145,988
Deferred income and mining tax liabilities	587,127	498,572
SHAREHOLDERS' EQUITY
Common shares (note 5) Outstanding - 171,812,793 common shares issued, less 233,860 shares held in trust	3,213,756	3,181,381
Stock options (note 6)	144,130	117,694
Warrants	24,858	24,858
Contributed surplus	15,665	15,166
Deficit	(3,450)	(129,021)
Accumulated other comprehensive loss	(4,907)	(7,106)
Total common shareholders' equity	3,390,052	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,390,052	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,218,625	$ 5,034,262